Financial instruments - Description of Other Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Other current financial assets	$ 976,641	$ 1,079,595
Other non-current financial assets	76,244	60,706
Financial assets at amortized cost
Financial instruments [Line Items]
Other current financial assets	969,732	1,061,262
Other non-current financial assets	20	20
Financial instruments for hedging purposes
Financial instruments [Line Items]
Other current financial assets	1,698	15,405
Other non-current financial assets	19,673	2,930
Financial instruments for non-hedging purposes
Financial instruments [Line Items]
Other current financial assets	4,589	2,928
Other financial instruments
Financial instruments [Line Items]
Other current financial assets	622	0
Financial assets at fair value through other comprehensive income
Financial instruments [Line Items]
Other non-current financial assets	$ 56,551	$ 57,756